Disclosure of information on segments (Details 3) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information on segments [Line Items]
Total liability	$ 1,187,656	$ 1,269,186	$ 1,219,202
Operating Segments [Member]
Disclosure of information on segments [Line Items]
Total liability	5,248,748	5,315,362	5,500,328
Elimination of liabilities of equity accounted investees [Member]
Disclosure of information on segments [Line Items]
Total liability	(4,034,896)	(4,012,805)	(4,087,495)
Elimination of intercompany payables [Member]
Disclosure of information on segments [Line Items]
Total liability	(27,822)	(32,769)	(192,958)
Elimination of intersegment other liabilities amount [Member]
Disclosure of information on segments [Line Items]
Total liability	$ 1,626	$ (602)	$ (673)